Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Asset Management & Custody Banks-11.02%
Bank of New York Mellon Corp. (The)	1,381,293	$113,086,458
Northern Trust Corp.	806,522	89,652,986
State Street Corp.	1,082,157	106,603,286
		309,342,730
Consumer Finance-4.38%
Capital One Financial Corp.	641,213	123,119,308
Diversified Banks-43.26%
Bank of America Corp.	4,624,907	219,729,332
Citigroup, Inc.	1,504,244	106,605,772
Comerica, Inc.	530,063	38,297,052
Fifth Third Bancorp	2,207,524	106,093,603
JPMorgan Chase & Co.	838,359	209,355,010
KeyCorp	3,770,590	73,451,093
PNC Financial Services Group, Inc. (The)	509,284	109,353,460
U.S. Bancorp	1,995,223	106,325,434
Wells Fargo & Co.	3,223,301	245,518,837
		1,214,729,593
Investment Banking & Brokerage-16.53%
Goldman Sachs Group, Inc. (The)	369,177	224,670,047
Morgan Stanley	1,819,069	239,407,671
		464,077,718
Regional Banks-24.76%
Citizens Financial Group, Inc.	1,792,880	86,309,243
East West Bancorp, Inc.	554,068	60,770,178
First Horizon Corp.	2,141,569	45,251,353
	Shares	Value
Regional Banks-(continued)
Huntington Bancshares, Inc.	5,808,300	$104,607,483
M&T Bank Corp.	547,466	120,437,045
Regions Financial Corp.	3,660,247	99,778,333
Truist Financial Corp.	2,119,161	101,041,597
Western Alliance Bancorporation(b)	439,783	41,168,087
Zions Bancorporation N.A.	590,319	35,726,106
		695,089,425
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,463,285,334)		2,806,358,774
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.22%
Invesco Private Government Fund, 4.63%(c)(d)(e)	1,700,982	1,700,982
Invesco Private Prime Fund, 4.71%(c)(d)(e)	4,369,061	4,370,372
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,071,354)		6,071,354
TOTAL INVESTMENTS IN SECURITIES-100.17% (Cost $2,469,356,688)		2,812,430,128
OTHER ASSETS LESS LIABILITIES-(0.17)%		(4,684,760)
NET ASSETS-100.00%		$2,807,745,368

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,580,775	$(14,580,775)	$-	$-	$-	$6,697
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,559,871	15,788,679	(18,647,568)	-	-	1,700,982	30,933 *
Invesco Private Prime Fund	11,971,364	32,147,052	(39,746,759)	(999)	(286)	4,370,372	84,487 *
Total	$16,531,235	$62,516,506	$(72,975,102)	$(999)	$(286)	$6,071,354	$122,117

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-61.95%
Asset Management & Custody Banks-3.38%
Artisan Partners Asset Management, Inc., Class A(b)	172,953	$8,438,377
Janus Henderson Group PLC	116,173	5,260,313
		13,698,690
Consumer Finance-2.54%
OneMain Holdings, Inc.(b)	179,491	10,293,809
Diversified Banks-1.43%
KeyCorp	296,787	5,781,411
Diversified Financial Services-0.90%
Jackson Financial, Inc., Class A	36,437	3,650,623
Investment Banking & Brokerage-1.20%
Lazard, Inc.(b)	83,900	4,872,073
Life & Health Insurance-2.81%
Lincoln National Corp.(b)	184,014	6,539,857
Prudential Financial, Inc.	37,314	4,828,805
		11,368,662
Mortgage REITs-39.50%
AGNC Investment Corp.(b)	1,455,107	14,056,334
Annaly Capital Management, Inc.(b)	673,868	13,430,189
Apollo Commercial Real Estate Finance, Inc.(b)	1,314,981	12,163,574
Ares Commercial Real Estate Corp.(b)	2,113,366	15,258,503
ARMOUR Residential REIT, Inc.(b)	725,420	13,724,947
Dynex Capital, Inc.(b)	1,035,068	12,990,103
Ellington Financial, Inc.(b)	950,292	11,745,609
KKR Real Estate Finance Trust, Inc.(b)	740,119	8,607,584
MFA Financial, Inc.	940,812	10,452,421
New York Mortgage Trust, Inc.(b)	1,894,186	11,630,302
Ready Capital Corp.(b)	1,839,321	13,555,796
TPG RE Finance Trust, Inc.	1,231,964	11,247,831
Two Harbors Investment Corp.(b)	945,651	11,111,399
		159,974,592
Regional Banks-8.38%
Eagle Bancorp, Inc.	400,075	11,746,202
First Interstate BancSystem, Inc., Class A(b)	205,409	7,183,153
Flagstar Financial, Inc.(b)	35,857	429,208
Northwest Bancshares, Inc.(b)	439,316	6,449,159
Washington Trust Bancorp, Inc.	219,324	8,145,693
		33,953,415
Transaction & Payment Processing Services-1.81%
Western Union Co. (The)(b)	665,261	7,324,524
Total Common Stocks & Other Equity Interests (Cost $244,265,557)		250,917,799
	Shares	Value

Closed-End Funds-37.69%
Barings BDC, Inc.	1,084,643	$11,106,744
BlackRock TCP Capital Corp., BDC(b)	1,703,694	16,031,761
Capital Southwest Corp., BDC(b)	380,891	8,973,792
Fidus Investment Corp., BDC(b)	613,491	13,061,223
FS KKR Capital Corp., BDC	720,690	16,013,732
Goldman Sachs BDC, Inc.(b)	949,673	12,412,226
MidCap Financial Investment Corp., BDC	825,134	11,692,149
PennantPark Investment Corp., BDC(b)	1,836,639	12,434,046
Prospect Capital Corp., BDC(b)	2,772,761	13,253,798
Runway Growth Finance Corp., BDC	1,179,209	12,275,566
Trinity Capital, Inc., BDC(b)	1,090,133	15,992,251
TriplePoint Venture Growth BDC Corp.(b)	1,121,365	9,408,252
		152,655,540
Total Closed-End Funds (Cost $154,378,263)		152,655,540
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $231,403)	231,403	231,403
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $398,875,223)		403,804,742
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.12%
Invesco Private Government Fund, 4.63%(c)(d)(e)	36,453,347	36,453,347
Invesco Private Prime Fund, 4.71%(c)(d)(e)	93,626,870	93,654,958
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,108,996)		130,108,305
TOTAL INVESTMENTS IN SECURITIES-131.82% (Cost $528,984,219)		533,913,047
OTHER ASSETS LESS LIABILITIES-(31.82)%		(128,877,295)
NET ASSETS-100.00%		$405,035,752
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$127,294	$8,189,947	$(8,085,838)	$-	$-	$231,403	$6,485
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,629,495	73,215,040	(59,391,188)	-	-	36,453,347	330,762 *
Invesco Private Prime Fund	73,980,800	148,019,496	(128,338,511)	(7,760)	933	93,654,958	890,789 *
Total	$96,737,589	$229,424,483	$(195,815,537)	$(7,760)	$933	$130,339,708	$1,228,036

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Diversified REITs-24.22%
American Assets Trust, Inc.	264,551	$7,523,831
Armada Hoffler Properties, Inc.	793,307	8,766,042
Broadstone Net Lease, Inc.(b)	507,804	8,891,648
Gladstone Commercial Corp.(b)	752,503	13,251,578
Global Net Lease, Inc.(b)	2,170,290	16,081,849
W.P. Carey, Inc.(b)	141,622	8,080,951
		62,595,899
Health Care REITs-20.99%
Global Medical REIT, Inc.	1,420,765	12,630,601
Healthcare Realty Trust, Inc.	573,750	10,511,100
LTC Properties, Inc.	247,763	9,561,174
Omega Healthcare Investors, Inc.	251,304	10,205,455
Sabra Health Care REIT, Inc.	605,878	11,348,095
		54,256,425
Hotel & Resort REITs-9.10%
Apple Hospitality REIT, Inc.	674,959	10,873,589
Service Properties Trust(b)	4,547,488	12,642,017
		23,515,606
Industrial REITs-5.61%
Innovative Industrial Properties, Inc.(b)	72,136	7,864,267
LXP Industrial Trust	710,270	6,641,024
		14,505,291
Multi-Family Residential REITs-2.21%
NexPoint Residential Trust, Inc.	121,202	5,704,978
Office REITs-14.46%
Easterly Government Properties, Inc.(b)	902,777	11,122,212
Highwoods Properties, Inc.(b)	282,434	9,167,808
Office Properties Income Trust(b)	1,211,600	1,999,140
Piedmont Office Realty Trust, Inc., Class A(b)	769,511	7,325,745
SL Green Realty Corp.	99,036	7,743,625
		37,358,530
	Shares	Value
Other Specialized REITs-14.59%
EPR Properties	222,501	$10,094,871
Four Corners Property Trust, Inc.(b)	251,716	7,478,482
Gaming and Leisure Properties, Inc.(b)	164,692	8,499,754
Outfront Media, Inc.(b)	605,162	11,625,162
		37,698,269
Retail REITs-5.90%
Getty Realty Corp.(b)	261,278	8,590,821
Kimco Realty Corp.	260,134	6,651,626
		15,242,447
Self-Storage REITs-2.62%
National Storage Affiliates Trust(b)	150,319	6,779,387
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $244,099,416)		257,656,832
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.60%
Invesco Private Government Fund, 4.63%(c)(d)(e)	9,842,869	9,842,869
Invesco Private Prime Fund, 4.71%(c)(d)(e)	25,283,485	25,291,070
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,133,939)		35,133,939
TOTAL INVESTMENTS IN SECURITIES-113.30% (Cost $279,233,355)		292,790,771
OTHER ASSETS LESS LIABILITIES-(13.30)%		(34,365,243)
NET ASSETS-100.00%		$258,425,528

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,689	$4,211,314	$(4,214,003)	$-	$-	$-	$4,280
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,064,934	$59,730,747	$(65,952,812)	$-	$-	$9,842,869	$152,536 *
Invesco Private Prime Fund	41,022,853	113,883,057	(129,613,272)	(354)	(1,214)	25,291,070	413,086 *
Total	$57,090,476	$177,825,118	$(199,780,087)	$(354)	$(1,214)	$35,133,939	$569,902

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Multi-line Insurance-8.74%
American International Group, Inc.	465,091	$35,756,196
Horace Mann Educators Corp.(b)	164,980	6,907,713
		42,663,909
Property & Casualty Insurance-81.10%
Allstate Corp. (The)	189,665	39,334,624
American Financial Group, Inc.	134,092	19,692,751
Arch Capital Group Ltd.(c)	158,434	15,957,473
Assurant, Inc.	91,254	20,723,783
AXIS Capital Holdings Ltd.(b)	224,309	20,869,709
Chubb Ltd.	126,102	36,409,431
Cincinnati Financial Corp.	130,758	20,899,051
Hanover Insurance Group, Inc. (The)	121,896	20,114,059
Hartford Financial Services Group, Inc. (The)	154,332	19,030,679
James River Group Holdings Ltd.	153,078	717,936
Kemper Corp.(b)	260,725	18,639,230
Mercury General Corp.	224,076	17,693,041
ProAssurance Corp.(b)(c)	207,020	3,461,374
Progressive Corp. (The)	142,089	38,204,890
RLI Corp.	116,271	20,452,069
Selective Insurance Group, Inc.	196,940	20,105,605
Travelers Cos., Inc. (The)	157,122	41,800,737
Universal Insurance Holdings, Inc.(b)	115,272	2,608,605
W.R. Berkley Corp.	300,130	19,373,392
		396,088,439
	Shares	Value
Reinsurance-9.93%
Everest Group Ltd.	45,681	$17,704,128
RenaissanceRe Holdings Ltd. (Bermuda)	70,323	20,122,927
SiriusPoint Ltd. (Sweden)(b)(c)	691,595	10,664,395
		48,491,450
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $426,233,030)		487,243,798
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.32%
Invesco Private Government Fund, 4.63%(d)(e)(f)	434,123	434,123
Invesco Private Prime Fund, 4.71%(d)(e)(f)	1,115,186	1,115,521
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,549,644)		1,549,644
TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $427,782,674)		488,793,442
OTHER ASSETS LESS LIABILITIES-(0.09)%		(416,412)
NET ASSETS-100.00%		$488,377,030

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,420	$1,651,130	$(1,826,550)	$-	$-	$-	$1,440
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	156,972	3,165,237	(2,888,086)	-	-	434,123	8,468 *
Invesco Private Prime Fund	409,185	7,324,601	(6,618,158)	(24)	(83)	1,115,521	22,656 *
Total	$741,577	$12,140,968	$(11,332,794)	$(24)	$(83)	$1,549,644	$32,564

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Regional Banks-99.78%
Ameris Bancorp	17,628	$1,238,896
Associated Banc-Corp	47,485	1,267,375
Atlantic Union Bankshares Corp.(b)	27,381	1,161,776
Banc of California, Inc.	53,813	927,198
Bank of Hawaii Corp.	13,505	1,066,625
Bank OZK(b)	25,062	1,252,348
BankUnited, Inc.(b)	25,412	1,069,083
BOK Financial Corp.	10,352	1,230,542
Brookline Bancorp, Inc.(b)	30,223	380,508
Cadence Bank(b)	33,657	1,285,361
Cathay General Bancorp	24,533	1,275,961
Columbia Banking System, Inc.	43,147	1,337,988
Commerce Bancshares, Inc.	32,104	2,367,670
Community Financial System, Inc.(b)	17,764	1,229,802
Cullen/Frost Bankers, Inc.	9,681	1,361,342
CVB Financial Corp.(b)	47,483	1,112,052
Eastern Bankshares, Inc.	64,022	1,193,370
F.N.B. Corp.	72,526	1,243,821
First Bancorp	50,816	1,050,875
First Commonwealth Financial Corp.	34,797	655,227
First Financial Bancorp	32,458	958,485
First Financial Bankshares, Inc.(b)	29,709	1,238,271
First Hawaiian, Inc.(b)	43,473	1,200,290
First Interstate BancSystem, Inc., Class A	34,991	1,223,635
Flagstar Financial, Inc.(b)	111,677	1,336,774
Fulton Financial Corp.(b)	56,148	1,211,674
Glacier Bancorp, Inc.	22,970	1,329,733
Hancock Whitney Corp.	20,221	1,200,723
Home BancShares, Inc.(b)	39,025	1,239,434
Hope Bancorp, Inc.(b)	41,040	558,965
Independent Bank Corp.	14,441	1,045,384
Old National Bancorp	54,733	1,267,616
Pacific Premier Bancorp, Inc.	32,776	930,838
Pinnacle Financial Partners, Inc.	19,231	2,444,452
Popular, Inc.	18,011	1,789,573
Prosperity Bancshares, Inc.	14,766	1,236,357
Provident Financial Services, Inc.(b)	44,356	936,799
Simmons First National Corp., Class A	42,679	1,043,928
SouthState Corp.	18,985	2,101,450
Synovus Financial Corp.(b)	23,557	1,344,398
	Shares	Value
Regional Banks-(continued)
Texas Capital Bancshares, Inc.(c)	15,704	$1,389,019
Trustmark Corp.	20,806	813,723
UMB Financial Corp.	10,488	1,316,139
United Bankshares, Inc.	27,951	1,181,489
United Community Banks, Inc.	35,657	1,205,563
Valley National Bancorp	125,167	1,331,777
WaFd, Inc.(b)	27,609	1,009,937
Webster Financial Corp.	42,685	2,637,079
Wintrust Financial Corp.	9,986	1,378,168
WSFS Financial Corp.	19,848	1,191,276
		62,800,769
Total Common Stocks & Other Equity Interests (Cost $57,743,158)		62,800,769
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $83,194)	83,194	83,194
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $57,826,352)		62,883,963
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.49%
Invesco Private Government Fund, 4.63%(d)(e)(f)	2,025,434	2,025,434
Invesco Private Prime Fund, 4.71%(d)(e)(f)	5,201,329	5,202,889
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,228,323)		7,228,323
TOTAL INVESTMENTS IN SECURITIES-111.40% (Cost $65,054,675)		70,112,286
OTHER ASSETS LESS LIABILITIES-(11.40)%		(7,174,743)
NET ASSETS-100.00%		$62,937,543

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,846	$508,284	$(447,936)	$-	$-	$83,194	$737
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,027,084	$16,877,768	$(15,879,418)	$-	$-	$2,025,434	$38,009 *
Invesco Private Prime Fund	2,920,566	35,864,290	(33,581,250)	(101)	(616)	5,202,889	101,114 *
Total	$3,970,496	$53,250,342	$(49,908,604)	$(101)	$(616)	$7,311,517	$139,860

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,806,358,774	$-	$-	$2,806,358,774
Money Market Funds	-	6,071,354	-	6,071,354
Total Investments	$2,806,358,774	$6,071,354	$-	$2,812,430,128
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$250,917,799	$-	$-	$250,917,799
Closed-End Funds	152,655,540	-	-	152,655,540
Money Market Funds	231,403	130,108,305	-	130,339,708
Total Investments	$403,804,742	$130,108,305	$-	$533,913,047
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$257,656,832	$-	$-	$257,656,832
Money Market Funds	-	35,133,939	-	35,133,939
Total Investments	$257,656,832	$35,133,939	$-	$292,790,771
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$487,243,798	$-	$-	$487,243,798
Money Market Funds	-	1,549,644	-	1,549,644
Total Investments	$487,243,798	$1,549,644	$-	$488,793,442
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$62,800,769	$-	$-	$62,800,769
Money Market Funds	83,194	7,228,323	-	7,311,517
Total Investments	$62,883,963	$7,228,323	$-	$70,112,286